Cover	Sep. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2022
Entity File Number	001-36851
Entity Registrant Name	ETF Managers Group Commodity Trust I
Entity Central Index Key	0001610940
Entity Tax Identification Number	36-4793446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Maple Street
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	844
Local Phone Number	383-6477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of
Trading Symbol	BDRY
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false